ROPES & GRAY LLP PRUDENTIAL TOWER 800 BOYLSTON STREET BOSTON, MA 02199-3600 WWW.ROPESGRAY.COM

March 5, 2021	Adam M. Schlichtmann T +1 617 951 7114 F +1 617 235 7346 adam.schlichtmann@ropesgray.com

VIA EDGAR

Securities and Exchange Commission

Division of Investment Management

100 F Street, N.E.

Washington, DC 20549-1090

Re: State Street Institutional Investment Trust (the “Registrant”) Registration Statement on Form N-14

Ladies and Gentlemen:

Enclosed for filing on behalf of the Registrant is a registration statement on Form N-14 (the “Registration Statement”). The Registration Statement relates to shares of State Street Income Fund and State Street U.S. Core Equity Fund to be issued in connection with the proposed reorganizations of the General Electric RSP Income Fund and the General Electric RSP U.S. Equity Fund into State Street Income Fund and State Street U.S. Core Equity Fund, respectively.

No registration fee is being paid at the time of filing because the Registrant has previously filed an election, under Rule 24f-2 under the Investment Company Act of 1940, as amended, to register an indefinite number of shares. The Registrant proposes that this filing will become effective thirty days after filing pursuant to Rule 488 under the Securities Act of 1933, as amended.

Please direct any questions you may have with respect to this filing to me (at 617-951-7114). We would greatly appreciate receiving any comments you might have at your earliest convenience.

Sincerely,

/s/ Adam M. Schlichtmann
Adam M. Schlichtmann